5. Plant and equipment	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
5. Plant and equipment
5.	Plant and equipment

Plant and equipment consists of the following:

	Cost	Accumulated depreciation	Net book value June 30, 2016	Net book value December 31, 2015
			Unaudited
Computer equipment	$21,278	$16,225	$5,053	$5,945
Computer software	9,848	7,386	2,462	4,924
Furniture and equipment	353,431	272,005	81,426	94,651
Leasehold improvement	142,793	87,219	55,574	65,382
Medical equipment	4,491	3,574	917	1,047
Vehicles	64,175	46,170	18,005	21,182
	$596,016	$432,579	$163,437	$193,131

Depreciation expense for the three months ended June 30, 2016 and 2015 was $15,412 and $26,446 and for the six months ended June 30, 2016 and 2015 was $30,746 and $47,440, respectively.